Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 4,113
2027	1,627
2028	1,036
2029	299
2030	299
Thereafter	555
Total lease payments	7,929
Less: imputed interest	(697)
Total	$ 7,232